Exchange Listed Funds Trust

Armor US Equity Index ETF

Summary Prospectus | April 1, 2021

Principal Listing Exchange for the Fund: NYSE Arca, Inc. | Ticker Symbol: ARMR

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://www.armoretfs.com. You can also get this information at no cost by calling 855-973-9880, by sending an e-mail request to info@armoretfs.com, or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, each dated April 1, 2021, as each may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.

Investment Objective

The Armor US Equity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Armor US Equity Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.60%

1 The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period February 10, 2020 (commencement of operations) through November 30, 2020, the Fund’s portfolio turnover rate was 357% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to provide exposure to the sectors of the U.S. equity markets that Armor Index, Inc., the Fund’s index provider (the “Index Provider”), believes are most likely to generate positive returns while managing downside risk, as evaluated on a daily basis. The Index generally is comprised of one or more exchange-traded funds (“ETFs”), each of which is designed to track the performance of common stocks included in the following sectors of the U.S. equity market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. Because the Index is comprised of securities issued by other investment companies, the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of ETFs included in the Index. The ETFs in which the Fund invests may invest in the securities of companies of any market capitalization.

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The Index Provider determines whether a particular sector will be represented in the Index on a given day using a rules-based process that compares the sector’s daily closing price (as represented by the daily closing price of the ETF chosen by the Index Provider to represent the sector) to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF’s daily closing price is greater than the market performance indicator, the ETF is included, and the sector is thus represented, in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included, and the sector is not represented, in the Index. Using an automated, quantitative process, the Index Provider’s proprietary rules-based market performance indicator manages downside risk by evaluating each sector to determine when exposure to a sector should be reduced.

If, after comparing each sector’s market performance indicator with its daily closing price, the rules-based process determines that no sector should be included in the Index, the methodology considers the inclusion in the Index of an ETF or ETFs that primarily invest in U.S. Treasury obligations (“U.S. Treasury ETFs”). The Index Provider determines whether a particular U.S. Treasury ETF will be included in the Index using a rules-based process that compares the U.S. Treasury ETF’s daily closing price to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF’s daily closing price is greater than the market performance indicator, the ETF is included in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included in the Index. If the rules-based process results in no U.S. Treasury ETFs being selected for inclusion in the Index, the Index will be assigned a cash allocation.

The Index is reconstituted and rebalanced on a daily basis and components are market capitalization weighted. As of March 1, 2021, the Index comprised 10 components.

The Fund uses a passive investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”), generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the Index. Although the Fund generally expects to replicate the Index by investing in the ETFs included in the Index, the Fund also may seek to obtain exposure to a particular sector by investing directly in equity securities that provide such exposure.

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The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Index’s daily reconstitution, the industries in which the Fund may concentrate and the sectors to which the Fund may have significant exposure are subject to change.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Refinitiv US LLC (“Refinitiv”), which is not affiliated with the Fund, the Adviser, or the Index Provider.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund, either directly or through its investments in an ETF, are set forth below.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Equity Securities Risk. The prices of equity securities in which the ETFs invest may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

Issuer-Specific Risk. Fund performance depends on the performance of the ETFs to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

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Large-Capitalization Risk. An ETF’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller and mid-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Sector Focus Risk. An ETF may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. In addition, while the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that, from time to time, it may be subject to some or all of the risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

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Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

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Information Technology Sector Risk. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Real Estate Sector Risk. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

U.S. Government Securities Risk. U.S. Government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

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Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, shares of the Fund may trade at a material discount to their net asset value (“NAV”) per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Methodology Risk. The Fund seeks to track the performance of the Index, which allocates its assets to sectors of the U.S. equity markets in accordance with the Index Provider’s methodology. No assurance can be given that the sectors chosen for the Index will outperform other sectors. Moreover, there is no guarantee that the Index methodology will generate or produce the intended results.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with the daily rebalances and reconstitutions of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and lower performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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Performance Information

The Fund commenced operations on February 10, 2020, and, therefore, does not have performance information for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Adviser

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund.

Portfolio Managers

Andrew Serowik, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Travis Trampe, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in 2020.

Todd Alberico, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2021.

Gabriel Tan, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since 2021.

Purchase and Sale of Fund Shares

The Fund issues (or redeems) shares to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions for the Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities included in the Index and/or a specified cash payment. Individual shares of the Fund may only be bought and sold in the secondary market through a broker or dealer at a market price. The Fund’s shares are listed on the Exchange. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at prices greater than NAV (premium) or less than NAV (discount). When buying or selling shares of the Fund in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.armoretfs.com.

Tax Information

Distributions made by the Fund may be taxable as ordinary income, qualified dividend income, or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. In that case, you may be taxed when you take a distribution from such account, depending on the type of account, the circumstances of your distribution, and other factors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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